Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2024	2023
Series A convertible preferred stock	7,213,115	-
Common stock warrants	5,780,955	824,416
Restricted stock units	583,432	454,566
Stock options	348,467	570,748
	13,925,969	1,849,730